Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

13. Segment Reporting

The Company determines its segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three segments: TES, LTL, and Ascent. The Company changed its segment reporting effective January 1, 2018 when it integrated its truckload brokerage business into the Ascent domestic freight management business. Segment information for prior periods has been revised to align with the new segment structure.

These segments are strategic business units through which the Company offers different services. The Company evaluates the performance of the segments primarily based on their respective revenues and operating income. Accordingly, interest expense and other non-operating items are not reported in segment results. In addition, the Company has disclosed corporate, which is not a segment and includes corporate salaries, insurance and administrative costs, and long-term incentive compensation expense. Included within corporate are rolling stock assets that are purchased and leased by Roadrunner Equipment Leasing (“REL”). REL, a wholly-owned subsidiary of the Company, is a centralized asset management company that purchases and leases equipment that is utilized by the Company’s segments.

The following table reflects certain financial data of the Company’s segments for the three and nine months ended September 30, 2018 and 2017 and as of September 30, 2018 and December 31, 2017 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Revenues:
TES	280,335	260,536	$906,439	$750,820
LTL	113,948	117,618	344,237	348,362
Ascent	145,632	145,296	425,205	438,856
Eliminations	(3,331)	(2,017)	(11,287)	(7,106)

Total	$536,584	$521,433	$1,664,594	$1,530,932

Operating (loss) income:
TES(1)	(787)	(1,735)	$2,863	$—
LTL	(5,040)	(8,169)	(17,467)	(14,154)
Ascent	7,474	1,531	21,495	16,383
Corporate(2)	(12,468)	19,659	(42,517)	(16,346)

Total	$(10,821)	$11,286	$(35,626)	$(14,117)
Interest expense	35,798	10,502	79,573	45,382
Loss from debt extinguishment	—	6,049	—	15,876

Loss before income taxes	$(46,619)	$(5,265)	$(115,199)	$(75,375)

Depreciation and amortization:
TES	6,456	6,484	$18,993	$18,957
LTL	876	924	2,689	2,838
Ascent	1,183	1,471	3,539	4,758
Corporate	1,099	440	2,582	1,281

Total	$9,614	$9,319	$27,803	$27,834

Capital expenditures:(3)
TES	2,477	1,924	$8,414	$7,315
LTL	505	270	760	901
Ascent	496	550	1,205	1,121
Corporate	16,719	1,190	31,653	1,875

Total	$20,197	$3,934	$42,032	$11,212

	September 30, 2018	December 31, 2017
Assets:
TES	$403,575	$458,945
LTL	78,410	79,065
Ascent	273,298	271,400
Corporate	109,630	68,445
Eliminations(4)	(1,717)	(1,812)

Total	$863,196	$876,043

(1)	Operations restructuring charges of $4.7 million are included within TES for the nine months ended September 30, 2018. See Note 14 for additional information.
(2)	Gain from sale of Unitrans of $35.4 million is included within Corporate for the three and nine months ended September 30, 2017.
(3)	Includes non-cash capital leases and capital expenditures not yet paid.
(4)	Eliminations represents intercompany trade receivable balances between the three segments.

15.	Segment Reporting

The Company determines its segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three segments: TES, LTL, and Ascent. The Company changed its segment reporting in 2018 when it integrated its truckload brokerage business into the Ascent domestic freight management business. Segment information for prior periods has been revised to align with the new structure.

These segments are strategic business units through which the Company offers different services. The Company evaluates the performance of the segments primarily based on their respective revenues and operating results. Accordingly, interest expense and other non-operating items are not reported in segment results. In addition, the Company has disclosed corporate, which is not a segment and primarily includes legal expenses, lease purchase guarantee reserve expenses, acquisition transaction expenses, corporate salaries, and share-based compensation expense.

One direct customer, General Motors, accounted for approximately 12% of revenue, or approximately $245.4 million and $252.1 million, within the Company’s TES segment, for the years ended December 31, 2017 and 2016. No single direct customer accounted for more than 10% of revenue for the year ended December 31, 2015.

The following table reflects certain financial data of the Company’s segments (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenues:
TES	$1,067,145	$990,665	$833,430
LTL	463,519	461,540	515,328
Ascent	570,223	597,159	673,574
Eliminations	(9,596)	(16,164)	(30,166)

Total	$2,091,291	$2,033,200	$1,992,166

Impairment charges:
TES	$—	$133,988	$—
LTL	—	197,312	—
Ascent	4,402	42,361	—

Total	$4,402	$373,661	$—

Operating (loss) income:
TES	$5,989	$(116,545)	$47,891
LTL	(26,383)	(203,600)	15,438
Ascent	22,493	(28,148)	32,414
Corporate(1)	(38,551)	(55,481)	(33,372)

Total	(36,452)	(403,774)	62,371
Interest expense	64,049	22,827	19,439
Loss on early extinguishment of debt	15,876	—	—

(Loss) income before income taxes	$(116,377)	$(426,601)	$42,932

Depreciation and amortization:
TES	$25,535	$25,872	$21,040
LTL	4,353	4,052	2,801
Ascent	5,965	6,688	6,449
Corporate	1,894	1,533	1,336

Total	$37,747	$38,145	$31,626

Capital expenditures:
TES	$11,833	$7,978	$44,606
LTL	1,641	4,051	11,367
Ascent	1,397	5,465	4,350
Corporate	6,839	79	2,078

Total	$21,710	$17,573	$62,401

(1)	Gain from sale of Unitrans of $35.4 million is included within Corporate for the year ended December 31, 2017.

	December 31,
	2017	2016	2015
Total assets:
TES	$458,945	$436,237	$559,716
LTL	79,065	129,899	330,203
Ascent	271,400	366,894	414,740
Corporate	68,445	3,488	8,056
Eliminations(1)	(1,812)	(2,964)	(4,962)

Total	$876,043	$933,554	$1,307,753

(1)	Eliminations represents intercompany trade receivable balances between the three segments.